iShares®

iShares Trust

Supplement dated January 20, 2010

to the Prospectus dated December 1, 2009 for the

iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective January 20, 2010, the third paragraph under the heading “Management” on page 7 of the Prospectus is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financial Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund, which are offered in separate prospectuses) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-AAXJ

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated January 20, 2010

to the Statement of Additional Information (“SAI”) dated December 1, 2009 for the iShares FTSE Index Funds, iShares FTSE/Xinhua China 25 Index

Fund, iShares MSCI Index Funds, iShares NYSE Index Funds and

iShares S&P North American Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the iShares MSCI All Country Asia ex Japan Index Fund.

Effective January 20, 2010, the third paragraph under the heading “Investment Advisory, Administrative and Distribution Services” on page 52 of the SAI is hereby deleted in its entirety and replaced with the following:

For its investment advisory services to the iShares MSCI All Country Asia ex Japan Index Fund, BFA is paid a management fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds (iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financial Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund, which are offered in separate prospectuses and statements of additional information) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-SAI-07-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE